PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 451,335
Impairment	(29,684)
Property, plant and equipment at end of period	406,294	$ 451,335
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	942,932	993,453
Additions	37,137	69,633
Reclassification to asset held-for-sale	12	(115,465)
Transfers and disposals	(6,609)	(4,689)
Property, plant and equipment at end of period	973,472	942,932
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(491,597)	(544,216)
Depreciation and amortization	(49,037)	(56,228)
Impairment	(29,684)	(1,742)
Impairment reversal		3,076
Reclassification to asset held-for-sale	(117)	103,640
Transfers and disposals	3,257	3,873
Property, plant and equipment at end of period	(567,178)	(491,597)
Mexico - San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	94,377
Property, plant and equipment at end of period	97,112	94,377
Mexico - San Dimas [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	164,796	158,528
Additions	10,765	6,985
Reclassification to asset held-for-sale	0	0
Transfers and disposals	7,810	(717)
Property, plant and equipment at end of period	183,371	164,796
Mexico - San Dimas [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(70,419)	(53,055)
Depreciation and amortization	(15,577)	(17,554)
Impairment	0	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	0
Transfers and disposals	(263)	190
Property, plant and equipment at end of period	(86,259)	(70,419)
Mexico - Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	99,979
Property, plant and equipment at end of period	98,513	99,979
Mexico - Santa Elena [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	167,542	122,597
Additions	9,399	13,093
Reclassification to asset held-for-sale	0	0
Transfers and disposals	3,187	31,852
Property, plant and equipment at end of period	180,128	167,542
Mexico - Santa Elena [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(67,563)	(57,754)
Depreciation and amortization	(15,543)	(10,058)
Impairment	0	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	0
Transfers and disposals	1,491	249
Property, plant and equipment at end of period	(81,615)	(67,563)
Mexico - La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24,422
Property, plant and equipment at end of period	30,015	24,422
Mexico - La Encantada [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	157,923	150,718
Additions	4,309	5,325
Reclassification to asset held-for-sale	0	0
Transfers and disposals	6,504	1,880
Property, plant and equipment at end of period	168,736	157,923
Mexico - La Encantada [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(133,501)	(130,038)
Depreciation and amortization	(4,889)	(2,809)
Impairment	0	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	0
Transfers and disposals	(331)	654
Property, plant and equipment at end of period	(138,721)	(133,501)
Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	166,778
Property, plant and equipment at end of period	133,971	166,778
Jerritt Canyon [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	209,749	193,085
Additions	8,453	16,297
Reclassification to asset held-for-sale	0	0
Transfers and disposals	(1,534)	367
Property, plant and equipment at end of period	216,668	209,749
Jerritt Canyon [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(42,971)	20,228
Depreciation and amortization	(10,614)	(22,747)
Impairment	(29,684)	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	0
Transfers and disposals	572	4
Property, plant and equipment at end of period	(82,697)	(42,971)
Non-producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,195
Property, plant and equipment at end of period	17,611	18,195
Non-producing Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	165,018	285,806
Additions	14	98
Reclassification to asset held-for-sale	12	(115,465)
Transfers and disposals	(1,546)	(5,421)
Property, plant and equipment at end of period	163,498	165,018
Non-producing Properties [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(146,823)	(258,626)
Depreciation and amortization	(165)	(222)
Impairment	0	(1,742)
Impairment reversal		3,076
Reclassification to asset held-for-sale	(117)	103,640
Transfers and disposals	1,218	(7,051)
Property, plant and equipment at end of period	(145,887)	(146,823)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	47,584
Property, plant and equipment at end of period	29,072	47,584
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	77,904	82,719
Additions	4,197	27,835
Reclassification to asset held-for-sale	0	0
Transfers and disposals	(21,030)	(32,650)
Property, plant and equipment at end of period	61,071	77,904
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(30,320)	(24,515)
Depreciation and amortization	(2,249)	(2,838)
Impairment	0	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	0
Transfers and disposals	570	(2,967)
Property, plant and equipment at end of period	$ (31,999)	$ (30,320)